Average Annual Total Returns - FidelityInvestmentGradeBondFund-RetailPRO - FidelityInvestmentGradeBondFund-RetailPRO - Fidelity Investment Grade Bond Fund	Oct. 30, 2023
Fidelity Investment Grade Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(13.48%)
Past 5 years	0.62%
Past 10 years	1.45%
Fidelity Investment Grade Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.37%)
Past 5 years	(0.55%)
Past 10 years	0.33%
Fidelity Investment Grade Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.96%)
Past 5 years	0.03%
Past 10 years	0.64%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%